Maturity analysis of assets and liabilities (Detail] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Total financial assets measured at amortized cost	$ 727,568	$ 737,794
Loans and advances to customers	387,220	397,761
Total financial assets measured at fair value through profit or loss	335,347	330,882
Financial assets at fair value not held for trading	59,796	60,080
Financial assets measured at fair value through other comprehensive income	2,239	8,844
Total non-financial assets	39,200	39,700
Total assets	1,104,364	1,117,182	$ 1,125,765
Liabilities
Total financial liabilities measured at amortized cost	701,481	740,595
Customer deposits	525,051	542,007
Debt issued measured at amortized cost	114,621	139,155
Total financial liabilities measured at fair value through profit or loss	333,381	300,916
Debt issued designated at fair value	73,638	73,799
Total non-financial liabilities	12,300	14,700
Total liabilities	1,047,146	1,056,180
Guarantees, commitments and forward starting transactions
Guarantees, loan commitments and forward starting transactions	66,200	62,100
Due within 1 month
Assets
Total financial assets measured at amortized cost	422,600	453,700
Loans and advances to customers	139,400	157,200
Total financial assets measured at fair value through profit or loss	300,200	300,500
Financial assets at fair value not held for trading	24,600	29,700
Financial assets measured at fair value through other comprehensive income	300	100
Total non-financial assets	7,600	7,700
Total assets	730,700	761,900
Liabilities
Total financial liabilities measured at amortized cost	521,900	581,600
Customer deposits	463,000	530,100
Debt issued measured at amortized cost	6,600	3,700
Total financial liabilities measured at fair value through profit or loss	265,900	237,700
Debt issued designated at fair value	9,300	12,500
Total non-financial liabilities	7,200	9,300
Total liabilities	795,100	828,600
Guarantees, commitments and forward starting transactions
Guarantees, loan commitments and forward starting transactions	65,400	60,900
Due between 1 and 3 months
Assets
Total financial assets measured at amortized cost	28,700	45,900
Loans and advances to customers	16,300	28,700
Total financial assets measured at fair value through profit or loss	10,000	5,800
Financial assets at fair value not held for trading	10,000	5,800
Financial assets measured at fair value through other comprehensive income	900	400
Total non-financial assets		500
Total assets	39,600	52,600
Liabilities
Total financial liabilities measured at amortized cost	40,000	20,100
Customer deposits	28,300	5,200
Debt issued measured at amortized cost	8,800	12,100
Total financial liabilities measured at fair value through profit or loss	13,800	12,000
Debt issued designated at fair value	12,300	11,600
Total non-financial liabilities	3,000	3,000
Total liabilities	56,700	35,100
Guarantees, commitments and forward starting transactions
Guarantees, loan commitments and forward starting transactions	300	500
Due between 3 and 12 months
Assets
Total financial assets measured at amortized cost	34,400	43,100
Loans and advances to customers	28,300	37,200
Total financial assets measured at fair value through profit or loss	7,800	8,100
Financial assets at fair value not held for trading	7,800	8,100
Financial assets measured at fair value through other comprehensive income	900	700
Total non-financial assets	200	100
Total assets	43,400	52,000
Liabilities
Total financial liabilities measured at amortized cost	49,600	48,400
Customer deposits	23,800	3,200
Debt issued measured at amortized cost	23,300	39,800
Total financial liabilities measured at fair value through profit or loss	16,300	14,700
Debt issued designated at fair value	15,900	14,100
Total liabilities	65,900	63,000
Guarantees, commitments and forward starting transactions
Guarantees, loan commitments and forward starting transactions	400	700
Due between 1 and 2 years
Assets
Total financial assets measured at amortized cost	78,700	53,700
Loans and advances to customers	74,900	49,600
Total financial assets measured at fair value through profit or loss	3,600	5,200
Financial assets at fair value not held for trading	3,600	5,200
Financial assets measured at fair value through other comprehensive income	100	100
Total non-financial assets		200
Total assets	82,400	59,200
Liabilities
Total financial liabilities measured at amortized cost	20,500	17,000
Customer deposits	7,500	1,600
Debt issued measured at amortized cost	11,900	14,900
Total financial liabilities measured at fair value through profit or loss	19,600	18,800
Debt issued designated at fair value	19,300	18,600
Total liabilities	40,100	35,800
Guarantees, commitments and forward starting transactions
Guarantees, loan commitments and forward starting transactions	0	0
Due between 2 and 5 years
Assets
Total financial assets measured at amortized cost	70,400	64,100
Loans and advances to customers	55,500	54,900
Total financial assets measured at fair value through profit or loss	9,900	7,100
Financial assets at fair value not held for trading	9,900	7,100
Financial assets measured at fair value through other comprehensive income	0	400
Total non-financial assets	2,000	1,400
Total assets	82,300	73,000
Liabilities
Total financial liabilities measured at amortized cost	35,100	35,600
Customer deposits	2,200	1,500
Debt issued measured at amortized cost	31,100	32,500
Total financial liabilities measured at fair value through profit or loss	7,300	5,600
Debt issued designated at fair value	6,900	5,400
Total liabilities	42,400	41,200
Guarantees, commitments and forward starting transactions
Guarantees, loan commitments and forward starting transactions		0
Due after 5 years
Assets
Total financial assets measured at amortized cost	92,700	77,300
Loans and advances to customers	72,900	70,100
Total financial assets measured at fair value through profit or loss	2,000	2,500
Financial assets at fair value not held for trading	2,000	2,500
Financial assets measured at fair value through other comprehensive income	0	7,100
Total non-financial assets	400	300
Total assets	95,100	87,200
Liabilities
Total financial liabilities measured at amortized cost	23,400	24,400
Customer deposits	300	300
Debt issued measured at amortized cost	21,900	22,700
Total financial liabilities measured at fair value through profit or loss	10,500	12,200
Debt issued designated at fair value	10,000	11,500
Total liabilities	33,900	36,600
Guarantees, commitments and forward starting transactions
Guarantees, loan commitments and forward starting transactions		0
Perpetual / Not applicable
Assets
Total financial assets measured at fair value through profit or loss	1,900	1,800
Financial assets at fair value not held for trading	1,900	1,800
Total non-financial assets	29,000	29,400
Total assets	31,000	31,200
Liabilities
Total financial liabilities measured at amortized cost	11,100	13,500
Debt issued measured at amortized cost	11,100	13,500
Total non-financial liabilities	2,100	2,400
Total liabilities	13,200	15,900
Guarantees, commitments and forward starting transactions
Guarantees, loan commitments and forward starting transactions		0
Non-subordinated debt | Fixed-rate
Liabilities
Debt issued measured at amortized cost	78,100	102,600
Debt issued designated at fair value	17,400	12,200
Non-subordinated debt | Fixed-rate | Due within 1 month
Liabilities
Debt issued measured at amortized cost	3,100	3,700
Debt issued designated at fair value	500	800
Non-subordinated debt | Fixed-rate | Due between 1 and 3 months
Liabilities
Debt issued measured at amortized cost	4,000	10,800
Debt issued designated at fair value	2,300	1,200
Non-subordinated debt | Fixed-rate | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	13,200	28,800
Debt issued designated at fair value	5,600	2,900
Non-subordinated debt | Fixed-rate | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	7,600	10,600
Debt issued designated at fair value	3,600	1,200
Non-subordinated debt | Fixed-rate | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	28,400	26,000
Debt issued designated at fair value	2,000	1,300
Non-subordinated debt | Fixed-rate | Due after 5 years
Liabilities
Debt issued measured at amortized cost	21,900	22,700
Debt issued designated at fair value	3,400	4,800
Non-subordinated debt | Floating-rate
Liabilities
Debt issued measured at amortized cost	20,500	17,900
Debt issued designated at fair value	56,200	61,600
Non-subordinated debt | Floating-rate | Due within 1 month
Liabilities
Debt issued measured at amortized cost	1,500
Debt issued designated at fair value	8,800	11,700
Non-subordinated debt | Floating-rate | Due between 1 and 3 months
Liabilities
Debt issued measured at amortized cost	4,800	1,300
Debt issued designated at fair value	10,000	10,300
Non-subordinated debt | Floating-rate | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	10,100	9,000
Debt issued designated at fair value	10,300	11,200
Non-subordinated debt | Floating-rate | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	1,900	4,300
Debt issued designated at fair value	15,700	17,400
Non-subordinated debt | Floating-rate | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	2,200	3,300
Debt issued designated at fair value	4,900	4,200
Non-subordinated debt | Floating-rate | Due after 5 years
Liabilities
Debt issued measured at amortized cost	0
Debt issued designated at fair value	6,600	6,800
Subordinated debt | Fixed-rate
Liabilities
Debt issued measured at amortized cost	16,000	18,600
Subordinated debt | Fixed-rate | Due within 1 month
Liabilities
Debt issued measured at amortized cost	2,000
Subordinated debt | Fixed-rate | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost		2,000
Subordinated debt | Fixed-rate | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	2,400
Subordinated debt | Fixed-rate | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	500	3,100
Subordinated debt | Fixed-rate | Perpetual / Not applicable
Liabilities
Debt issued measured at amortized cost	11,100	13,500
UBS AG
Assets
Total financial assets measured at amortized cost	730,379	738,632
Loans and advances to customers	390,027	398,693
Total financial assets measured at fair value through profit or loss	335,127	330,659
Financial assets at fair value not held for trading	59,408	59,642
Financial assets measured at fair value through other comprehensive income	2,239	8,844
Total non-financial assets	37,700	38,000
Total assets	1,105,436	1,116,145	$ 1,125,327
Liabilities
Total financial liabilities measured at amortized cost	705,442	744,762
Customer deposits	527,171	544,834
Funding from UBS Group AG	56,147	57,295
Debt issued measured at amortized cost	59,499	82,432
Total financial liabilities measured at fair value through profit or loss	333,382	300,916
Debt issued designated at fair value	71,842	71,460
Total non-financial liabilities	9,700	12,000
Total liabilities	1,048,496	1,057,702
Guarantees, commitments and forward starting transactions
Guarantees, loan commitments and forward starting transactions	66,200	62,100
UBS AG | Due within 1 month
Assets
Total financial assets measured at amortized cost	425,200	454,300
Loans and advances to customers	141,900	157,800
Total financial assets measured at fair value through profit or loss	300,400	300,700
Financial assets at fair value not held for trading	24,600	29,700
Financial assets measured at fair value through other comprehensive income	300	100
Total non-financial assets	7,100	7,300
Total assets	732,900	762,300
Liabilities
Total financial liabilities measured at amortized cost	524,300	583,300
Customer deposits	464,500	531,000
Funding from UBS Group AG	2,000	0
Debt issued measured at amortized cost	4,600	3,700
Total financial liabilities measured at fair value through profit or loss	265,900	238,100
Debt issued designated at fair value	9,300	12,500
Total non-financial liabilities	6,700	8,700
Total liabilities	796,900	830,000
Guarantees, commitments and forward starting transactions
Guarantees, loan commitments and forward starting transactions	65,400	60,900
UBS AG | Due between 1 and 3 months
Assets
Total financial assets measured at amortized cost	28,700	45,600
Loans and advances to customers	16,300	28,500
Total financial assets measured at fair value through profit or loss	10,000	5,800
Financial assets at fair value not held for trading	10,000	5,800
Financial assets measured at fair value through other comprehensive income	900	400
Total non-financial assets		500
Total assets	39,500	52,300
Liabilities
Total financial liabilities measured at amortized cost	40,200	21,500
Customer deposits	28,500	6,500
Funding from UBS Group AG		2,800
Debt issued measured at amortized cost	8,800	9,300
Total financial liabilities measured at fair value through profit or loss	13,800	12,000
Debt issued designated at fair value	12,300	11,600
Total non-financial liabilities	2,600	2,600
Total liabilities	56,500	36,000
Guarantees, commitments and forward starting transactions
Guarantees, loan commitments and forward starting transactions	300	500
UBS AG | Due between 3 and 12 months
Assets
Total financial assets measured at amortized cost	34,500	43,200
Loans and advances to customers	28,300	37,300
Total financial assets measured at fair value through profit or loss	7,800	8,100
Financial assets at fair value not held for trading	7,800	8,100
Financial assets measured at fair value through other comprehensive income	900	700
Total non-financial assets	200	100
Total assets	43,400	52,100
Liabilities
Total financial liabilities measured at amortized cost	49,600	48,400
Customer deposits	23,800	3,200
Funding from UBS Group AG		1,400
Debt issued measured at amortized cost	23,300	38,400
Total financial liabilities measured at fair value through profit or loss	16,300	14,700
Debt issued designated at fair value	15,900	14,100
Total liabilities	65,900	63,000
Guarantees, commitments and forward starting transactions
Guarantees, loan commitments and forward starting transactions	400	700
UBS AG | Due between 1 and 2 years
Assets
Total financial assets measured at amortized cost	78,800	53,700
Loans and advances to customers	74,900	49,700
Total financial assets measured at fair value through profit or loss	3,600	5,200
Financial assets at fair value not held for trading	3,600	5,200
Financial assets measured at fair value through other comprehensive income	100	100
Total non-financial assets		200
Total assets	82,400	59,300
Liabilities
Total financial liabilities measured at amortized cost	20,700	17,300
Customer deposits	7,700	1,900
Funding from UBS Group AG	4,800	6,300
Debt issued measured at amortized cost	7,200	8,700
Total financial liabilities measured at fair value through profit or loss	19,600	18,800
Debt issued designated at fair value	19,300	18,600
Total liabilities	40,400	36,200
Guarantees, commitments and forward starting transactions
Guarantees, loan commitments and forward starting transactions	0	0
UBS AG | Due between 2 and 5 years
Assets
Total financial assets measured at amortized cost	70,500	64,200
Loans and advances to customers	55,600	55,100
Total financial assets measured at fair value through profit or loss	9,900	7,100
Financial assets at fair value not held for trading	9,900	7,100
Financial assets measured at fair value through other comprehensive income	0	400
Total non-financial assets	2,000	1,400
Total assets	82,400	73,200
Liabilities
Total financial liabilities measured at amortized cost	35,200	36,000
Customer deposits	2,300	1,800
Funding from UBS Group AG	21,200	17,000
Debt issued measured at amortized cost	10,000	15,500
Total financial liabilities measured at fair value through profit or loss	7,300	5,600
Debt issued designated at fair value	6,900	5,400
Total liabilities	42,500	41,600
UBS AG | Due after 5 years
Assets
Total financial assets measured at amortized cost	92,800	77,600
Loans and advances to customers	73,000	70,300
Total financial assets measured at fair value through profit or loss	2,000	2,500
Financial assets at fair value not held for trading	2,000	2,500
Financial assets measured at fair value through other comprehensive income	0	7,100
Total non-financial assets	400	300
Total assets	95,100	87,500
Liabilities
Total financial liabilities measured at amortized cost	23,500	24,700
Customer deposits	300	300
Funding from UBS Group AG	16,300	16,100
Debt issued measured at amortized cost	5,700	6,900
Total financial liabilities measured at fair value through profit or loss	10,500	11,800
Debt issued designated at fair value	8,200	9,200
Total liabilities	34,000	36,500
UBS AG | Perpetual / Not applicable
Assets
Total financial assets measured at fair value through profit or loss	1,500	1,400
Financial assets at fair value not held for trading	1,500	1,400
Total non-financial assets	28,000	28,200
Total assets	29,600	29,500
Liabilities
Total financial liabilities measured at amortized cost	11,800	13,700
Funding from UBS Group AG	11,800	13,700
Total non-financial liabilities	500	700
Total liabilities	12,300	14,400
UBS AG | Non-subordinated debt | Fixed-rate
Liabilities
Debt issued measured at amortized cost	36,600	62,000
Debt issued designated at fair value	15,600	9,800
UBS AG | Non-subordinated debt | Fixed-rate | Due within 1 month
Liabilities
Debt issued measured at amortized cost	3,100	3,700
Debt issued designated at fair value	500	800
UBS AG | Non-subordinated debt | Fixed-rate | Due between 1 and 3 months
Liabilities
Debt issued measured at amortized cost	4,000	8,400
Debt issued designated at fair value	2,300	1,200
UBS AG | Non-subordinated debt | Fixed-rate | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	13,200	27,400
Debt issued designated at fair value	5,600	2,900
UBS AG | Non-subordinated debt | Fixed-rate | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	2,800	6,600
Debt issued designated at fair value	3,600	1,200
UBS AG | Non-subordinated debt | Fixed-rate | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	7,800	9,000
Debt issued designated at fair value	2,000	1,300
UBS AG | Non-subordinated debt | Fixed-rate | Due after 5 years
Liabilities
Debt issued measured at amortized cost	5,700	6,900
Debt issued designated at fair value	1,600	2,400
UBS AG | Non-subordinated debt | Floating-rate
Liabilities
Debt issued measured at amortized cost	19,900	15,200
Debt issued designated at fair value	56,200	61,600
UBS AG | Non-subordinated debt | Floating-rate | Due within 1 month
Liabilities
Debt issued measured at amortized cost	1,500	0
Debt issued designated at fair value	8,800	11,700
UBS AG | Non-subordinated debt | Floating-rate | Due between 1 and 3 months
Liabilities
Debt issued measured at amortized cost	4,800	800
Debt issued designated at fair value	10,000	10,300
UBS AG | Non-subordinated debt | Floating-rate | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	10,100	9,000
Debt issued designated at fair value	10,300	11,200
UBS AG | Non-subordinated debt | Floating-rate | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	1,900	2,100
Debt issued designated at fair value	15,700	17,400
UBS AG | Non-subordinated debt | Floating-rate | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	1,600	3,300
Debt issued designated at fair value	4,900	4,200
UBS AG | Non-subordinated debt | Floating-rate | Due after 5 years
Liabilities
Debt issued designated at fair value	6,600	6,800
UBS AG | Subordinated debt | Fixed-rate
Liabilities
Debt issued measured at amortized cost	3,000	5,200
UBS AG | Subordinated debt | Fixed-rate | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost		2,000
UBS AG | Subordinated debt | Fixed-rate | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	2,400
UBS AG | Subordinated debt | Fixed-rate | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	$ 500	$ 3,100